Statement to Securityholder

Ally Auto Receivables Trust 2010-5
Final Report

Distribution Information	Deal Information
1. Distribution Summary	Deal:	Ally Auto Receivables Trust 2010-5

2. Factor Summary	Asset Type:	Consumer Retail

3. Interest Summary	Closing Date:	12/10/2010

4. Collections and Distributions	Bloomberg Ticker:	ALLYA 2010-5

5. Collateral Summary	Collection Period, Begin:	12/1/2014

	Collection Period, End:	12/31/2014

6. Charge-Off and Delinquency Rates	Determination Date:	1/12/2015

7. Credit Instruments	Distribution Date:	1/15/2015

ABS Investor Relations - Ally Financial Inc. as Servicer:

8. Performance Tests	Telephone:	(866) 710-4623

	E-Mail:	securitization@ally.com
The Class B Notes and the Class C Notes have not been registered under the United States Securities Act of 1933, as amended (the "Securities Act"), or the securities laws of any other jurisdiction. The Class B Notes and the Class C Notes are not transferable, other than to a qualified institutional buyer (as defined in Rule 144A) or pursuant to another exemption under the Securities Act, and subject to satisfaction of certain other provisions of the Indenture.

Statement to Securityholder

Ally Auto Receivables Trust 2010-5
Final Report
1. Distribution Summary

Class	CUSIP	Initial Note	Beginning Note	Note Rate	Principal	Interest	Total	Principal	Interest	Ending Note
		Principal Balance	Principal Balance		Distribution	Distribution	Distribution	Carryover	Carryover	Principal Balance
							(3) + (4) = (5)	Shortfall	Shortfall	(1) - (3) - (6) = (8)
			(1)	(2)	(3)	(4)	(5)	(6)	(7)	(8)
A-1		173,510,000.00	0.00	0.31469000	0.00	0.00	0.00	0.00	0.00	0.00
A-2	02005RAA9	212,000,000.00	0.00	0.80000000	0.00	0.00	0.00	0.00	0.00	0.00
A-3	02005RAB7	338,000,000.00	0.00	1.11000000	0.00	0.00	0.00	0.00	0.00	0.00
A-4	02005RAC5	200,000,000.00	15,882,869.59	1.75000000	8,340,657.82	23,162.52	8,363,820.34	0.00	0.00	7,542,211.77	*
B	02005RAD3	26,750,000.00	26,750,000.00	2.45000000	0.00	54,614.58	54,614.58	0.00	0.00	26,750,000.00	*
C	02005RAE1	27,730,000.00	27,730,000.00	2.90000000	0.00	67,014.17	67,014.17	0.00	0.00	27,730,000.00	*
Deal Totals		977,990,000.00	70,362,869.59		8,340,657.82	144,791.27	8,485,449.09	0.00	0.00	62,022,211.77
*Pursuant to TSSA Section 8.01, Ally Financial Inc. as Servicer will exercise the Optional Purchase and will effect the redemption of the outstanding Notes by depositing in the Collection Account when required pursuant to (ii) below an amount equal to the greater of (a) the remaining unpaid Principal Balance of the Notes, plus accrued and unpaid interest, and any accrued and unpaid Basic Servicing Fee payments, and (b) the sum of (i) the unpaid Aggregate Receivables Principal Balance plus accrued and unpaid interest and (ii) the fair market value of any other property held as part of the Trust Estate.

2. Factor Summary
(Amount per $1,000 of Original Principal)

Class	Beginning Note Pool	Principal Distribution	Interest Distribution	Total Distribution	Interest Carryover	Ending Note Pool
	Factor	Factor	Factor	Factor	Shortfall Factor	Factor
A-1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	79.41434795	41.70328910	0.11581260	41.81910170	0.00000000	37.71105885
B	1,000.00000000	0.00000000	2.04166654	2.04166654	0.00000000	1,000.00000000
C	1,000.00000000	0.00000000	2.41666679	2.41666679	0.00000000	1,000.00000000

Statement to Securityholder

Ally Auto Receivables Trust 2010-5
Final Report

Beginning Aggregate Note Pool Factor:	71.94641008
Ending Aggregate Note Pool Factor:	63.41804289

Beginning Reserve Account Balance Factor:	1,000.00000000
Reserve Account Draw, distributed to Noteholders, Factor:	0.00000000
Reserve Account Draw, distributed to Certificateholders, Factor:	0.00000000
Ending Reserve Account Balance Factor:	1,000.00000000

3. Interest Summary

Class	Accrual Methodology	Beginning Note	Note Rate	Target Interest	Actual Interest	Interest Shortfall	Remaining Unpaid
		Principal Balance		Distribution	Distribution	Amount	Interest Carryover
						Allocated/(Repaid)	Shortfall
						(1) - (2) = (3)
				(1)	(2)	(3)
A-1	Actual/360	0.00	0.31469000	0.00	0.00	0.00	0.00
A-2	30/360	0.00	0.80000000	0.00	0.00	0.00	0.00
A-3	30/360	0.00	1.11000000	0.00	0.00	0.00	0.00
A-4	30/360	15,882,869.59	1.75000000	23,162.52	23,162.52	0.00	0.00
Class A Totals		15,882,869.59		23,162.52	23,162.52	0.00	0.00

B	30/360	26,750,000.00	2.45000000	54,614.58	54,614.58	0.00	0.00
C	30/360	27,730,000.00	2.90000000	67,014.17	67,014.17	0.00	0.00
Deal Totals		70,362,869.59		144,791.27	144,791.27	0.00	0.00

Statement to Securityholder

Ally Auto Receivables Trust 2010-5
Final Report

4. Collections and Distributions

Collections
Receipts During the Period	8,813,912.43
Administrative Purchase Payments	0.00
Warranty Payments	0.00
Liquidation Proceeds (Recoveries) Less Liquidation Expenses	74,269.23
Other Fees or Expenses Paid	0.00
Total Collections	8,888,181.66

Beginning Reserve Account Balance	9,903,757.42
Total Available Amount	18,791,939.08

Distributions
Total Available Amount	18,791,939.08
Basic Servicing Fee	78,575.30
Aggregate Class A Interest Distributable Amount	23,162.52
First Priority Principal Distributable Amount	0.00
Aggregate Class B Interest Distributable Amount	54,614.58
Second Priority Principal Distributable Amount	0.00
Aggregate Class C Interest Distributable Amount	67,014.17
Third Priority Principal Distributable Amount	0.00
Reserve Account Deposit	9,903,757.42
Noteholders' Regular Principal Distributable Amount	8,340,657.82
Indenture Trustee Expenses	0.00
Excess Total Available Amount to the Certificateholders	324,157.27

Other Fees or Expenses Accrued	0.00
Liquidation Expenses	705.40

Statement to Securityholder

Ally Auto Receivables Trust 2010-5
Final Report
 5. Collateral Summary

A. Balances

		Original Balance	Beginning Balance	Ending Balance
	Number of Receivables	39,600	13,234	12,875
Deal Totals	Aggregate Receivables Principal Balance	990,375,742.09	92,646,323.79	84,305,665.97
	Aggregate Amount Financed	1,049,503,152.93	94,290,360.95	85,711,079.82

There have been no receivables with respect to which material breaches of pool asset representations or warranties or transaction covenants have occurred.

B. Pool Composition - Weighted Averages

	Inception	Beginning	Ending Weighted	Inception	Beginning	Ending Weighted	Inception	Beginning	Ending
	Weighted	Weighted	Average Coupon	Weighted	Weighted	Average Original	Weighted	Weighted	Weighted
	Average Coupon	Average Coupon		Average Original	Average Original	Maturity	Average	Average	Average
				Maturity	Maturity		Remaining	Remaining	Remaining
							Maturity	Maturity	Maturity
Deal Totals	3.78000000	3.92621049	3.97990524	63.70	65.80	65.81	62.09	17.56	16.74

C. Pool Composition - Prepayments

Month	1	2	3	4	5	6	7	8	9	10	11	12	13	14	15	16	17	18	19	20
Monthly	1.53%	1.37%	1.40%	1.11%	1.34%	1.08%	1.13%	1.11%	1.03%	1.27%	1.23%	1.09%	1.09%	1.07%	1.17%	1.09%	1.35%	1.30%	1.36%	1.28%

Month	21	22	23	24	25	26	27	28	29	30	31	32	33	34	35	36	37	38	39	40
Monthly	1.35%	1.51%	1.20%	1.44%	1.25%	1.31%	1.38%	1.30%	1.28%	1.36%	1.38%	1.18%	1.39%	1.42%	1.32%	1.24%	1.04%	1.21%	1.19%	1.09%

Month	41	42	43	44	45	46	47	48	49	50	51	52	53	54	55	56	57	58	59	60
Monthly	1.26%	1.21%	1.22%	1.16%	1.30%	1.13%	1.21%	1.17%	1.02%	1.19%

Statement to Securityholder

Ally Auto Receivables Trust 2010-5
Final Report

6. Charge-Off and Delinquency Rates

A. Current

	Charge-Off Rate			Delinquency Rate
	Average Aggregate Amount Financed	Net Charge-Offs	Loss Rate	Total Accounts	Accounts over 60	Percent Delinquent
Current	90,000,720.39	(13,156.56)	(0.1754%)	12,875	26	0.2019%
Preceding	98,350,938.24	28,604.28	0.3490%	13,234	26	0.1965%
Next Preceding	106,944,314.44	31,456.78	0.3530%	13,581	24	0.1767%
Three Month Average			0.1755%			0.1917%

B. Cumulative

	Aggregate Amount	Cumulative Net	Cumulative Loss Rate	Delinquency	Total Accounts	Total Balance
	Financed	Charge-Offs		Stratification
Totals	1,049,503,152.93	3,144,783.13	0.2996%	31 - 60 days	138	1,363,345.85
The information contained in this report is defined or determined in a manner consistent				61 - 90 days	20	248,514.12
with the prospectus for Ally Auto Receivables Trust 2010-5 related to delinquencies,				> 90 days	6	70,645.12
charge-offs or uncollectible accounts.

There have been no material changes in determining delinquencies, charge-offs or uncollectible
amounts.				Bankruptcies	Total Accounts	Total Balance
				Prior Period[1]	169	1,403,700.93
				Current Period	6	54,697.67
1. Prior Period Bankruptcies reflect currently active accounts.				Inventory Charged-Off[2]	10	23,590.44
2. Bankruptcy Inventory Charged-Off includes both bankruptcies returned to active status				Ending Inventory	165	1,434,808.16
and charge-offs on prior period bankruptcies.

Statement to Securityholder

Ally Auto Receivables Trust 2010-5
Final Report

7. Credit Instruments

Reserve Accounts

Account	Initial Balance	Beginning Balance	ADDITIONS	REDUCTIONS		Ending Balance	Required Cash Reserve Amount
				Draws	Releases
Cash Reserve	9,903,757.42	9,903,757.42	0.00	0.00	0.00	9,903,757.42	9,903,757.42

8. Performance Tests

Event of Default	All Tests Passed
Servicer Default	All Tests Passed
Overcollateralization Target reached?	YES
Initial Overcollateralization	12,385,742.09
Current Overcollateralization	22,283,454.20
Overcollateralization Target	22,283,454.20

There have been no material modifications, extensions or waivers relating to the terms of or fees, penalties or payments on, pool assets during the distribution period or that, cumulatively, have become material over time.
This Servicer Certificate relates only to AART 2010-5. This Servicer Certificate should not be relied upon with respect to any other security. The information contained herein is only an indication of past performance and does not predict how AART 2010-5 will perform in the future.